Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 10,028	€ 9,365	[1]
Acquisitions and other increases	1,748	1,504		€ 1,310
Property, plant and equipment, ending balance	9,869	10,028		9,365	[1]
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	24,810	23,169		23,568
Changes in scope of consolidation	(2,104)	30		10
Acquisitions and other increases	1,748	1,504		1,310
Disposals and other decreases	(559)	(314)		(487)
Currency translation differences	347	443		(711)
Transfers	(318)	(22)		(521)
Property, plant and equipment, ending balance	23,924	24,810		23,169
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(14,782)	(13,804)		(13,851)
Changes in scope of consolidation	1,533
Disposals and other decreases	518	299		460
Currency translation differences	(138)	(208)		345
Transfers	142	35		428
Depreciation expense	(1,142)	(1,065)		(1,143)
Impairment losses, net of reversals	(186)	(39)		(43)
Property, plant and equipment, ending balance	(14,055)	(14,782)		(13,804)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	231	226
Property, plant and equipment, ending balance	227	231		226
Land | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	240	236		255
Changes in scope of consolidation	(17)	0		0
Acquisitions and other increases	0	0		0
Disposals and other decreases	(1)	(3)		(11)
Currency translation differences	17	6		(13)
Transfers	(2)	1		5
Property, plant and equipment, ending balance	237	240		236
Land | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(9)	(10)		(11)
Changes in scope of consolidation	0
Disposals and other decreases	0	0		1
Currency translation differences	0	0		0
Transfers	0	1		0
Depreciation expense	0	0		0
Impairment losses, net of reversals	(1)	0		0
Property, plant and equipment, ending balance	(10)	(9)		(10)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,980	2,930
Property, plant and equipment, ending balance	3,103	2,980		2,930
Buildings | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	7,170	6,828		7,282
Changes in scope of consolidation	(294)	11		6
Acquisitions and other increases	11	10		16
Disposals and other decreases	(161)	(75)		(173)
Currency translation differences	122	169		(264)
Transfers	480	227		(39)
Property, plant and equipment, ending balance	7,328	7,170		6,828
Buildings | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4,190)	(3,898)		(4,065)
Changes in scope of consolidation	201
Disposals and other decreases	133	74		168
Currency translation differences	(52)	(80)		127
Transfers	89	23		252
Depreciation expense	(356)	(306)		(356)
Impairment losses, net of reversals	(50)	(3)		(24)
Property, plant and equipment, ending balance	(4,225)	(4,190)		(3,898)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,308	3,335
Property, plant and equipment, ending balance	3,211	3,308		3,335
Machinery and equipment | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	11,648	11,127		11,053
Changes in scope of consolidation	(1,480)	15		3
Acquisitions and other increases	54	51		40
Disposals and other decreases	(240)	(153)		(177)
Currency translation differences	144	155		(276)
Transfers	722	453		484
Property, plant and equipment, ending balance	10,848	11,648		11,127
Machinery and equipment | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(8,340)	(7,792)		(7,660)
Changes in scope of consolidation	1,202
Disposals and other decreases	201	149		166
Currency translation differences	(69)	(99)		169
Transfers	49	16		150
Depreciation expense	(622)	(592)		(605)
Impairment losses, net of reversals	(58)	(22)		(12)
Property, plant and equipment, ending balance	(7,637)	(8,340)		(7,792)
Fixtures, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	540	543
Property, plant and equipment, ending balance	500	540		543
Fixtures, fittings and other | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,655	2,524		2,587
Changes in scope of consolidation	(163)	2		1
Acquisitions and other increases	41	39		46
Disposals and other decreases	(155)	(80)		(123)
Currency translation differences	29	34		(67)
Transfers	108	136		80
Property, plant and equipment, ending balance	2,515	2,655		2,524
Fixtures, fittings and other | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,115)	(1,981)		(1,984)
Changes in scope of consolidation	130
Disposals and other decreases	153	75		117
Currency translation differences	(22)	(29)		49
Transfers	5	(11)		26
Depreciation expense	(164)	(167)		(182)
Impairment losses, net of reversals	(2)	(2)		(7)
Property, plant and equipment, ending balance	(2,015)	(2,115)		(1,981)
Property, plant and equipment in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,969	2,331
Property, plant and equipment, ending balance	2,828	2,969		2,331
Property, plant and equipment in process | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,097	2,454		2,391
Changes in scope of consolidation	(150)	2		0
Acquisitions and other increases	1,642	1,404		1,208
Disposals and other decreases	(2)	(3)		(3)
Currency translation differences	35	79		(91)
Transfers	(1,626)	(839)		(1,051)
Property, plant and equipment, ending balance	2,996	3,097		2,454
Property, plant and equipment in process | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(128)	(123)		(131)
Changes in scope of consolidation	0
Disposals and other decreases	31	1		8
Currency translation differences	5	0		0
Transfers	(1)	6		0
Depreciation expense	0	0		0
Impairment losses, net of reversals	(75)	(12)		0
Property, plant and equipment, ending balance	€ (168)	€ (128)		€ (123)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.